9. Commitments, Contingencies and Uncertainties	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Uncertainties

Operating Lease

The Company is currently obligated under an operating lease for office space and associated building expenses.  The lease expires in January 2017.  As of December 31, 2015, future minimum payments for all lease obligations are as follows:

Year	Amount
2016	$4,950
2017	450
$5,400